Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Intangible Assets [Line Items]
Intangible assets subtotal	$ 1,370,711	$ 1,256,317
Less: accumulated amortization	326,649	257,867
Intangible assets, net	1,044,062	998,450
Land Use Rights [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets subtotal	1,017,360	978,539
Patent [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets subtotal	143,270	137,554
Digital Factory Operation Management System [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets subtotal	171,842	103,443
Mask Customization System [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets subtotal	$ 38,239	$ 36,781